Our operating assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Operating Assets [Abstract]
Our operating assets
Our operating assets
We are a diversified mining operation with the majority of our assets being located in Organization for Economic Cooperation and Development (OECD) countries.
Non-current assets other than excluded items(a)
The total of non-current assets other than excluded items is shown by location below.

	2022 US$m	2021 US$m
Australia	31,674	32,807
Canada	14,472	15,139
Mongolia	12,872	11,653
United States of America	6,441	6,141
Africa	2,945	3,080
South America	3,317	2,451
Europe (excluding UK)	245	246
UK	136	111
Other countries	1,159	1,197
Total non-current assets other than excluded items	73,261	72,825

Non-current assets excluded from analysis above:
Deferred tax assets	2,766	3,375
Other financial assets	406	528
Quasi-equity loans to equity accounted units(b)	—	97
Tax recoverable	—	29
Receivables and other assets	1,338	1,610
Total non-current assets per balance sheet	77,771	78,464
(a)Allocation of non-current assets by country is based on the location of the business units holding the assets. It includes investments in equity accounted units totalling US$3,298 million (2021: US$3,407 million) which represents the Group’s share of net assets excluding quasi-equity loans shown separately above.
(b)As part of the impairment of the Boyne Smelter the quasi-equity loan was fully impaired in 2022 (2021: US$97 million).